Note 9 - Dividends Distribution (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended		12 Months Ended
	Nov. 23, 2022	May 25, 2022	May 26, 2021	May 25, 2022	May 26, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 03, 2022	Nov. 24, 2021	May 03, 2021	Nov. 25, 2020
Disclosure of Dividends Distribution [Abstract]
Payments for dividends approved	$ 201,000
Dividends recognised as distributions to owners	$ 201,000	$ 331,000	$ 165,000	$ 484,000	$ 248,000	$ 541,674	$ 322,099	$ 87,938
Dividends paid, amount per share including interim dividend (in dollars per share)										$ 0.13		$ 0.07
Dividends payable, amount per share including interim dividend (in dollars per share)									$ 0.41		$ 0.21
Dividends paid, amount per ADS including interim dividend (in dollars per share)										$ 0.26		$ 0.14
Dividends payable, amount per ADS including interim dividend (in dollars per share)									$ 0.82		$ 0.42
Dividends paid, ordinary shares per share (in dollars per share)	$ 0.17	$ 0.28	$ 0.14
Dividends paid, per ADS (in dollars per share)	$ 0.34	$ 0.56	$ 0.28